Unaudited Condensed Consolidated Statement Of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net remeasurement of post employment plans
- group	£ (128)	£ (101)
- associates and joint ventures	(1)	(1)
Tax on post employment plans	14	20
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	(115)	(82)
Exchange differences on translation of foreign operations
- group	(887)	(585)
- associates and joint ventures	(78)	(161)
- non-controlling interests	(138)	(100)
Net investment hedges	513	223
Tax on exchange differences	(3)	(7)
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, associates and joint ventures	13	3
Tax on effective portion of changes in fair value of cash flow hedges	(4)	5
Hyperinflation adjustment	(16)	(15)
Tax on hyperinflation adjustment	5	4
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total	(586)	(563)
Other comprehensive (loss)/profit, net of tax, for the period	(701)	(645)
Profit for the period	1,661	1,934
Total comprehensive (loss)/income	960	1,289
Attributable to:
Equity shareholders of the parent company	1,017	1,320
Non-controlling interests	(57)	(31)
Total comprehensive (loss)/income	960	1,289
Foreign currency debt risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	(280)	(60)
- recycled to income statement	150	50
Currency exchange risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	138	63
- recycled to income statement	(18)	12
Commodity price risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	14	5
- recycled to income statement	£ 5	£ 0